Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net loss	$ (701,215)	$ (818,228)	$ (1,708,132)
Adjustment for non-cash items:
Amortization	420,067	183,047	17,984
Finance cost			38,438
Share-based payments	703,612	331,522	495,791
Write-off of accounts receivable	4,594	8,667
Change in working capital items:
Accounts receivable	338,090	(687,492)	(79,620)
Inventory	(20,676)
Prepaid expenses and deposits	(8,394)	24,236	70,977
Deferred revenue	(252,000)	252,000
Accounts payable and accrued liabilities	176,325	268,416	(69,592)
Net cash provided by (used in) operating activities	660,403	(437,832)	(1,234,154)
Investing Activities
Intangible assets	(25,288)	(5,171)	(35,006)
Purchase of equipment	(1,021,571)	(1,193,345)	(105,358)
Term deposit		(10,000)
Net cash used in investing activities	(1,046,859)	(1,208,516)	(140,364)
Financing Activities
Proceeds from issuance of shares			2,404,000
Proceeds from exercise of warrants		173,880	1,653,737
Proceeds from exercise of stock options	42,500	80,000	125,657
Share issuance costs			(98,596)
Loan repaid			(1,000,000)
Net cash provided by financing activities	42,500	253,880	3,084,798
Decrease in cash and cash equivalents	(343,956)	(1,392,468)	1,710,280
Cash and cash equivalents, beginning of year	620,527	2,012,995	302,715
Cash and cash equivalents	276,571	620,527	2,012,995
Cash and cash equivalents consist of:
Cash in bank accounts	276,571	620,527	1,702,995
Guaranteed investment certificates			$ 310,000